Filed pursuant to Rule 497(a)

under the Securities Act of 1933,

as amended Securities Act File

No. 333-141120

FUNDVANTAGE TRUST

WHV/ACUITY TACTICAL CREDIT LONG/SHORT FUND

(THE “FUND”)

Supplement dated November 4, 2014 to the Preliminary Prospectus for the Fund dated October 22, 2014

The information in this Supplement contains new and additional information beyond that in the Preliminary Prospectus and should be read in conjunction with the Preliminary Prospectus.

Effective November 4, 2014, WHV Investment Management, Inc., investment adviser to the Fund, changed its name to WHV Investments, Inc.  Accordingly, all references to WHV Investment Management, Inc. are replaced with WHV Investments, Inc.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE